[EATON VANCE LOGO APPEARS HERE]


                                                  [PHOTO OF WALL WITH THE WORD
                                                 "EDUCATION" ON IT APPEARS HERE]





                                  EATON VANCE

                                MUNICIPAL BOND

                                  FUND, L.P.


[PHOTO OF HIGHWAY APPEARS HERE]


                                  Eaton Vance
                     Global Management-Global Distribution




[PHOTO OF BRIDGE APPEARS HERE]

Eaton Vance Municipal Bond Fund, L.P. as of June 30, 1997

INVESTMENT UPDATE


[PHOTO OF THOMAS FETTER, PORTFOLIO
    MANAGER APPEARS HERE]

Thomas Fetter,
Portfolio Manager


Investment Environment
--------------------------------------------------------------------------------
The Economy

 . The U.S. economy posted solid growth in the first half of the year. Gross domestic product advanced a robust 4.9% in the first quarter, while unemployment fell to a 24-year low of 4.8%. Despite the strong economic climate, inflation remained in the 2-to-3% range.

 . While inflation seemed generally in check, the Federal Reserve maintained a vigilant policy. In March, the Fed raised its Federal funds target rate - a key short-term rate barometer - to 5.5%.

 . The municipal market modestly outperformed the Treasury market in the first half of 1997. While Treasuries struggled to compete with stocks, lower supply gave a boost to municipals.

The Fund
--------------------------------------------------------------------------------
Management Discussion

 . Our largest sector weighting was in escrowed bonds. Escrowed bonds have been pre-refunded by their issuers to take advantage of lower interest rates. Because they are backed by Treasury bond payments, they are of the very highest quality.

 . With yield spreads still narrow, we sought value in non-rated bonds. Assisted living and life care facilities, in particular, offered attractive investment opportunities.

 . Finally, we've reduced the Portfolio's holdings in bonds with relatively low yields in favor of higher-yielding issues. That has significantly improved the "book yield" of the Portfolio and will enable the Fund to maintain its attractive dividend stream.

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

Performance for the Past Six Months

 . The Fund's total return was 4.9% for the six months ended June 30, 1997,/1/ the result of a rise in net asset value per share from $10.07 on December 31, 1996 to $10.25 on June 30, 1997, and the reinvestment of $0.30 in dividends. The Fund was ranked #1 of 226 General Municipal Debt funds for the year ended June 30, according to Lipper Analytical Services, a mutual fund ranking service./2/

 . Based on the most recent dividend and the net asset value of $10.25 per share on June 30, the Fund had a distribution rate of 5.85%. To equal that, an investor paying a 36% tax rate would need to receive 9.14% in a taxable investment.

 . The Fund's risk-adjusted performance earned it a Four-Star overall Rating among municipal bond funds covered by Morningstar, Inc. - a nationally recognized monitor of fund performance - for the period ended June 30./3/


Your Investment at Work
--------------------------------------------------------------------------------
                                                   [MEDICAL SYMBOL APPEARS HERE]


   New Jersey Economic Development
   Authority - Keswick Pines Project

 . These non-rated bonds provided funding for the construction of a continuing care retirement community in Whiting, New Jersey.

 . Keswick Pines provides a wide range of living options to meet the physical, social and spiritual needs of its residents.

 . With an attractive 8.75% coupon, these bonds provide excellent income for the Portfolio.

--------------------------------------------------------------------------------
/1/This return does not include the Fund's 3.75% maximum sales charge.

/2/Source: Lipper Analytical Services. Lipper rankings are based on total return and do not take sales charges into consideration. It is not possible to invest directly in the Lipper average of General Municipal Debt funds.

/3/Morningstar ratings reflect historical risk-adjusted performance though
   6/30/97 and are subject to change. Past performance is no guarantee of future results. Funds are assigned ratings from 1 star (lowest) to 5 stars (highest). Ratings are calculated from the funds' 3-,5-, and 10-year returns (with fee adjustment) in excess of 90-day Treasury bill returns. The top 10% of the funds in a category receive 5 stars, the next 22.5%, 4 stars, and the following 35%, 3 stars. For the 3-year period, the Fund was rated 5 stars (1315 funds); for the 5-year period, 4 stars (640 funds); and for the 10-year period, 4 stars (297 funds).

/4/Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns reflect maximum 3.75% sales charge.

/5/Because the Fund is actively managed, sector weightings and Portfolio overview are subject to change. Past performance is no guarantee of future results. The value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

Fund Information
as of June 30, 1997

Performance/4/
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                                                   11.2%
Five Years                                                                  7.2
Ten years                                                                   8.6


SEC Average Annual Total Returns (including maximum sales charge)
--------------------------------------------------------------------------------
One Year                                                                    7.1%
Five Years                                                                  6.4
Ten years                                                                   8.2

5 Largest Sectors/5/
--------------------------------------------------------------------------------
By total investments

Escrowed/Prerefunded                                                       15.4%
Transportation                                                             13.7%
Nursing Homes                                                               8.5%
Industrial Development Bonds                                                8.4%
Lease Revenue                                                               7.7%

Portfolio Overview/5/
--------------------------------------------------------------------------------

Number of Issues                                                              63
Average Maturity                                                       23.6 Yrs.
Effective Maturity                                                     13.4 Yrs.
Average Rating                                                                 A
Average Call                                                            9.3 Yrs.
Average Dollar Price                                                      $93.96

Eaton Vance Municipal Bond Fund, L.P. as of June 30, 1997

PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments -- 100.0%



Ratings (Unaudited)  Principal
-------------------  Amount
        Standard     (000
Moody's & Poor's     omitted)  Security                  Value
-------------------------------------------------------------------------
Assisted Living -- 3.7%
-------------------------------------------------------------------------
 NR       NR         $1,000    Bell County, TX, Health
                               Facilities, (Care
                               Institute, Inc.),         $1,097,720
                               9.00%, 11/1/24
 NR       NR          1,000    St. Paul, MN, Housing
                               and Redevelopment (Care
                               Institute, Inc.),          1,095,140
                               Highland Park, 8.75%,
                               11/1/24
 NR       NR          1,000    Village of North
                               Syracuse, NY, Housing
                               Authority (AJM Senior
                               Housing, Inc., Janus       1,012,430
                               Park), 8.00%, 6/1/24
-------------------------------------------------------------------------

                                                         $3,205,290
-------------------------------------------------------------------------

Electric Utilities -- 3.1%
-------------------------------------------------------------------------
 Aa       AA         $1,000    Colorado Springs
                               Utility System, 6.75%,    $1,094,600
                               11/15/21
 Baa2     BBB+        1,500    Massachusetts Municipal
                               Wholesale Electric Co.,    1,608,330
                               6.75%, 7/1/11
-------------------------------------------------------------------------
                                                         $2,702,930
-------------------------------------------------------------------------

Escrowed / Prerefunded -- 15.4%
-------------------------------------------------------------------------
 Aaa      NR         $2,500    Boston City Hospital,
                               FHA Insured, 7.625%,      $2,783,850
                               2/15/21
 NR       AAA         8,000    Colorado Health
                               Facilities Authority,
                               (Liberty Heights), FSA     1,583,760
                               Insured, 0%, 7/15/24
 Aaa      NR         19,000    Dawson Ridge
                               Metropolitan District
                               Number 1, Douglas          4,238,520
                               County, CO, 0%, 10/1/22
 Aaa      NR            685    Massachusetts IFA,
                               (Cape Cod Hospital),         772,769
                               8.40%, 11/15/08
 Aaa      NR          5,000    Mississippi Housing
                               Finance Corp., Single      1,820,000
                               Family (AMT), 0%, 6/1/15
 Aaa      BBB           665    North Carolina Eastern
                               Municipal Power, 6.50%,      758,167
                               1/1/18
 Aaa      NR          6,000    Savannah, GA, Economic
                               Development Authority,
                               0%, 12/1/21                1,399,740
-------------------------------------------------------------------------
                                                        $13,356,806
-------------------------------------------------------------------------


-------------------------------------------------------------------------

Hospitals -- 7.7%
-------------------------------------------------------------------------
 Aa3      AA-        $1,500    Greenville, SC,
                               Hospital System, 5.25%,   $1,431,585
                               5/1/23
 A2       A             500    Illinois Health and
                               Education Facilities,
                               (Victory Memorial),          542,595
                               7.875%, 12/1/18
 NR       BBB         2,000    Louisiana PFA, General
                               Health Systems Project,    2,109,620
                               6.80%, 11/1/16
 Aaa      AAA           225    New York State Medical
                               Care, 7.875%, 8/15/20        252,457
 Baa1     BBB+          600    New York State,
                               Medical Care Facility
                               Finance Agency Mental
                               Health Services,             665,748
                               7.875%, 8/15/20(1)
 Baa      BBB         1,550    New York State, Medical
                               Care Facility,
                               (Brookdale Medical         1,666,250
                               Center), 6.85%,
                               2/15/17(1)
-------------------------------------------------------------------------
                                                         $6,668,255
-------------------------------------------------------------------------

Housing -- 6.5%
-------------------------------------------------------------------------
 NR       AA         $  485    Arkansas Development
                               Finance Authority,
                               SFMR, 8.00%, 8/15/11(1)    $ 521,341
 Aa2      NR            750    Colorado Housing and
                               Finance Authority,
                               Single Family Access         835,447
                               Program, 7.90%, 12/1/24
 NR       NR          1,000    Florence, KY, Housing
                               Facilities, 7.625%,        1,001,000
                               5/1/27
 NR       NR          1,290    Lake Creek Affordable
                               Housing Corp., Eagle
                               County, CO, 8.00%,         1,346,153
                               12/1/23
 Aa2      AA            220    North Carolina Single
                               Family Mortgage
                               Revenue, 8.125%, 9/1/19      227,273
 NR       A           1,650    Travis County, TX HFC
                               Multifamily (Travis
                               Station Apartments),       1,716,033
                               6.75%, 4/1/19(1)
-------------------------------------------------------------------------
                                                         $5,647,247
-------------------------------------------------------------------------

Industrial Development Revenue / Pollution Control
Revenue -- 8.4%
-------------------------------------------------------------------------
 NR       NR         $  850    Florence County, SC,
                               (Stone Container
                               Company), 7.375%, 2/1/07  $  874,633
 NR       NR          1,000    Maricopa County, AZ,
                               IDA, 8.625%, 1/1/27        1,006,650

                       See notes to financial statements

Eaton Vance Municipal Bond Fund, L.P. as of June 30, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)  Principal
-------------------  Amount
        Standard     (000
Moody's & Poor's     omitted)  Security                  Value
---------------------------------------------------------------------
Industrial Development Revenue / Pollution Control
Revenue (continued)
---------------------------------------------------------------------
 NR       NR         $1,750    New Jersey Economic
                               Development Authority
                               (Holt Hauling and
                               Warehouse), 7.75%,
                               3/1/27                    $1,788,990
 NR       BBB-        2,450    Port Camas-Washougan,
                               WA, James River, 6.70%,
                               4/1/23                     2,527,690
 NR       NR          1,000    Santa Fe, NM, IDA,
                               8.50%, 9/1/16              1,082,220
---------------------------------------------------------------------
                                                         $7,280,183
---------------------------------------------------------------------

Insured-Education -- 2.1%
---------------------------------------------------------------------
 Aaa      AAA        $2,000    University of
                               California - Multiple
                               Projects (AMBAC),
                               4.875%, 9/1/19            $1,801,780
---------------------------------------------------------------------
                                                         $1,801,780
---------------------------------------------------------------------

Insured-Electric Utilities -- 1.0%
---------------------------------------------------------------------
 Aaa      AAA        $  800    Puerto Rico Electric
                               Power Authority (FSA),
                               Variable, 7/1/03(2)       $  887,000
---------------------------------------------------------------------
                                                         $  887,000
---------------------------------------------------------------------

Insured-Hospitals -- 6.6%
---------------------------------------------------------------------
 Aaa      AAA        $1,000    Fredericksburg, VA,
                               Industrial Development
                               Authority (FGIC)
                               "INFLOS", Variable,
                               8/15/23(2)                $1,197,500
 Aaa      AAA         1,000    Illinois Health
                               Facilities Authority,
                               (Rush-Presbyterian -
                               St. Lukes Medical
                               Center) (MBIA),
                               "INFLOS", Variable,
                               10/1/24(2)                 1,155,000
 Aaa      AAA         1,000    King County, WA, Public
                               Hospital District No. 1
                               (AMBAC), 6.00%, 9/1/20     1,006,910
 Aaa      AAA         1,000    Rhode Island Health and
                               Educational Facility,
                               (Rhode Island Hospital)
                               (FGIC),"INFLOS",
                               Variable, 8/15/21(3)(2)    1,216,250
 Aaa      AAA         1,000    Salt Lake City, UT,
                               (IHC Hospitals Inc.),
                               "INFLOS" (AMBAC),
                               Variable, 5/15/20(3)(2)    1,166,250
---------------------------------------------------------------------
                                                         $5,741,910
---------------------------------------------------------------------


---------------------------------------------------------------------
Insured-Housing -- 2.5%
 Aaa      AAA        $1,000    SCA MFMR Receipts,
                               Burnsville, MN (FSA),
                               7.10%, 1/1/30             $1,084,280
 Aaa      AAA         1,000    SCA MFMR Receipts,
                               Springfield, MO (FSA),
                               7.10%, 1/1/30              1,084,280
---------------------------------------------------------------------
                                                         $2,168,560
---------------------------------------------------------------------

Insured-Special Tax Revenue -- 1.5%
---------------------------------------------------------------------
 Aaa      AAA        $1,500    Culver City, CA,
                               Redevelopment Finance
                               Authority (AMBAC),
                               4.60%, 11/1/20            $1,294,470
---------------------------------------------------------------------
                                                         $1,294,470
---------------------------------------------------------------------

Insured-Transportation -- 1.3%
---------------------------------------------------------------------
 Aaa      AAA        $1,000    Triborough Bridge and
                               Tunnel Authority of New
                               York, RITES (AMBAC),
                               Variable, 1/1/12(2)       $1,120,000
---------------------------------------------------------------------
                                                         $1,120,000
---------------------------------------------------------------------

Lease Revenue/
Certificates of Participation -- 4.6%
---------------------------------------------------------------------
 A        A          $3,000    California Public Works
                               Board, (California
                               State University),
                               5.50%, 12/1/18            $2,895,600
 NR       NR          1,000    Hardeman County, TN,
                               (Correctional
                               Facilities Corp.),
                               7.75%, 8/1/17              1,072,230
---------------------------------------------------------------------
                                                         $3,967,830
---------------------------------------------------------------------

Life Care -- 4.6%
---------------------------------------------------------------------
 NR       NR         $1,060    Loudoun County, VA,
                               Industrial Development
                               Authority (Falcons
                               Landing), 8.75%, 11/1/24  $1,129,048
 NR       NR            655    New Hampshire Higher
                               Educational and Health
                               Facilities (Riverwoods
                               at Exeter), 9.00%,
                               3/1/23                       715,522
 NR       NR          1,000    New Jersey Economic
                               Development Authority,
                               Keswick Pines Project,
                               8.75%, 1/1/24              1,065,260
 NR       NR          1,000    Vermont Industrial
                               Development Authority
                               (Wake Robin Corp.),
                               8.75%, 4/1/23(3)           1,085,220
---------------------------------------------------------------------
                                                         $3,995,050
---------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Municipal Bond Fund, L.P. as of June 30, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Ratings (Unaudited)  Principal
-------------------  Amount
        Standard     (000
Moody's & Poor's     omitted)  Security                  Value
-------------------------------------------------------------------------

Miscellaneous -- 4.8%
-------------------------------------------------------------------------
 NR       BB-        $1,000    New Hampshire State
                               Business Finance          $ 1,059,400
                               Authority, 7.75%, 1/1/22
 NR       NR          1,500    New Jersey Sports and
                               Exposition Authority,
                               Monmouth Park Project,      1,664,595
                               8.00%, 1/1/25
 Aaa      AAA         1,500    Tampa, FL, Sports
                               Authority, 5.25%,           1,451,130
                               1/1/17(4)
-------------------------------------------------------------------------
                                                         $ 4,175,125
-------------------------------------------------------------------------

Nursing Homes -- 8.5%
-------------------------------------------------------------------------
 NR       NR         $1,455    Bell County, TX,
                               (Riverside Healthcare,
                               Inc. - Normandy           $ 1,621,088
                               Terrace), 9.00%, 4/1/23
 NR       NR            475    Covington-Allegheny
                               County, VA, IDA,
                               (Beverly Enterprises),        518,500
                               9.375%, 9/1/01
 NR       NR            975    Greene County, OH,
                               First Mortgage,
                               (Fairview Extended          1,099,127
                               Care), 10.125%, 1/1/11
 NR       NR          1,100    Massachusetts IFA
                               Health Care Facility ,
                               (Institute of               1,128,600
                               Massachusetts Project),
                               8.05%, 11/1/25
 NR       NR          1,265    Montgomery County, PA,
                               IDA (Advancement of
                               Geriatric Health Care       1,346,213
                               Institute), 8.375%,
                               7/1/23
 NR       NR            390    Okaloosa County, FL,
                               Beverly Enterprises,          405,386
                               10.75%, 10/1/03
 NR       NR            680    Tarrant County Health
                               Facilities, TX, 10.25%,       718,740
                               9/1/19
 NR       NR            485    Wisconsin Health
                               Facility Authority,           486,116
                               Villa Clement, 8.75%,
                               6/1/12
-------------------------------------------------------------------------
                                                         $ 7,323,770
-------------------------------------------------------------------------

Special Tax Revenue -- 4.0%
-------------------------------------------------------------------------
 Baa1     A          $3,525    Puerto Rico Highway and
                               Transportation
                               Authority, 5.50%, 7/1/36  $ 3,439,343
-------------------------------------------------------------------------
                                                         $ 3,439,343
-------------------------------------------------------------------------

Transportation -- 13.7%
-------------------------------------------------------------------------
 Aaa      NR         $2,807    Indiana Transportation
                               Finance Authority,        $ 3,081,103
                               6.25%, 11/1/16
 A2       NR            758    Indiana Transportation
                               Finance Authority,            790,708
                               6.25%, 11/1/16
 A1       A+          5,500    Massachusetts State
                               Turnpike Authority,         5,137,385
                               5.00%, 1/1/20
 NR       NR         10,000    San Joaquin Hills, CA,
                               Toll Roads, 0%, 1/1/25      1,885,100
 NR       NR          2,500    San Joaquin Hills, CA,
                               Transportation Corridor       934,900
                               Agency, 0%, 1/1/14
-------------------------------------------------------------------------
                                                         $11,829,196
-------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100%
    (identified cost $78,224,283)                        $86,604,745
-------------------------------------------------------------------------

At June 30,1997, the concentration of the Fund's investments in the various states, determined as a percentage of total investments, is as follows:

 Massachusetts                                       14%
 Colorado                                            11%
 California                                          10%
 Others, representing less                           65%
    than 10% individually

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 1997, 15.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty insurance agencies. The aggregate percentage by financial institution range from 2.8% to 7.4% of total investments.

(1) Security has been segregated to cover when-issued securities.
(2) Security has been issued as an inverse floater bond. Interest rate is shown as of June 30, 1997.
(3) Security has been segregated to cover margin requirements on open financial futures contracts.
(4) When-issued security.

                       See notes to financial statements

Eaton Vance Municipal Bond Fund, L.P. as of June 30, 1997

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 1997

Assets
-------------------------------------------------------------------------
Investments, at value (Note 1A)
    (identified cost, $78,224,283)                           $86,604,745
Cash                                                           2,431,268
Receivable for investments sold                                   20,132
Receivable for shares of partnership interest sold                 8,535
Interest receivable                                            1,543,487
Receivable for variation margin on open financial
futures contracts (Note 1D)                                       53,876
-------------------------------------------------------------------------
Total assets                                                 $90,662,043
-------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------
Payable for when-issued security (Note 1I)                   $ 1,468,391
Payable for shares of partnership interest purchased              38,239
Payable to affiliate for Director General Partners'
fees (Note 4)                                                      1,694
Accrued expenses                                                  14,175
-------------------------------------------------------------------------
Total liabilities                                            $ 1,522,499
-------------------------------------------------------------------------
Net Assets for 8,696,433 shares of partnership interest
outstanding                                                  $89,139,544
-------------------------------------------------------------------------

Net Assets Applicable to Shares of Partnership
Interest Owned by:
-------------------------------------------------------------------------
Limited Partners (8,555,959 shares)                          $87,699,669
General Partners --
    Director partners (2,642 shares)                              27,080
    Adviser partners (137,832 shares)                          1,412,795
-------------------------------------------------------------------------
Net Assets (8,696,433 shares)                                $89,139,544
-------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------
Proceeds from sales of shares of partnership interest
    (including shares issued to partners electing to
    receive payment of distributions in shares), less
    cost of shares of partnership interest redeemed          $72,706,301
Accumulated net realized gain on investments (computed
    on the basis of identified cost)                           8,217,583
Net unrealized appreciation of investments (computed on
    the basis of identified cost)                              8,325,462
Accumulated distributions in excess of net
    investment income                                           (109,802)
-------------------------------------------------------------------------
Total                                                        $89,139,544
-------------------------------------------------------------------------

Net Asset Value and Redemption
Price Per Share of Partnership Interest
-------------------------------------------------------------------------
($89,139,544/8,696,433 shares of                             $     10.25
    partnership interest outstanding)
-------------------------------------------------------------------------

Computation of Offering Price
-------------------------------------------------------------------------
Offering price per share (100/96.25 of $10.25)               $     10.65
-------------------------------------------------------------------------
On sales of $50,000 or more, the offering price is reduced.


Statement of Operations

For the Six Months Ended
June 30, 1997
Investment Income (Note 1B)
-------------------------------------------------------------------------
Interest income                                              $ 2,934,844
-------------------------------------------------------------------------
Total investment income                                      $ 2,934,844
-------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------
Investment management fee earned by Adviser General
Partner (Note 4)                                             $   217,940
Compensation of Director General Partners not members
  of the Adviser General Partner's organization (Note 4)           3,485
Legal and accounting services                                     41,079
Printing and postage                                              23,331
Custodian fee (Note 1F)                                           22,464
Transfer and dividend disbursing agent fees                       15,528
Registration fees                                                 14,029
Miscellaneous                                                     18,837
-------------------------------------------------------------------------
Total expenses                                               $   356,693
-------------------------------------------------------------------------
Deduct --
    Reduction of custodian fee (Note 1F)                     $    15,556
-------------------------------------------------------------------------
Total expense reductions                                     $    15,556
-------------------------------------------------------------------------

Net expenses                                                 $   341,137
-------------------------------------------------------------------------

Net investment income                                        $ 2,593,707
-------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) on Investments
-------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)          $   760,050
    Financial futures contracts                                 (323,989)
-------------------------------------------------------------------------
Net realized gain on investment transactions                 $   436,061
-------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                      $ 1,171,951
    Financial futures contracts                                  (55,000)
-------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
investments                                                  $ 1,116,951
-------------------------------------------------------------------------

Net realized and unrealized gain on investments              $ 1,553,012
-------------------------------------------------------------------------

Net increase in net assets from operations                   $ 4,146,719
-------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Municipal Bond Fund, L.P. as of June 30, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                   Six Months Ended
Increase (Decrease)                June 30, 1997       Year Ended
in Net Assets                      (Unaudited)         December 31, 1996
-------------------------------------------------------------------------
From operations --
    Net investment income              $  2,593,707         $  5,575,857
    Net realized gain (loss) on
        investment transactions             436,061              (91,627)
    Net change in unrealized
        appreciation (depreciation)
        of investments                    1,116,951           (1,303,829)
-------------------------------------------------------------------------
Net increase in net assets
    from operations                    $  4,146,719         $  4,180,401
-------------------------------------------------------------------------
 Distributions to partners --
    From net investment income         $ (2,593,707)        $ (5,457,518)
    In excess of net investment
        income                              (31,649)             (78,153)
-------------------------------------------------------------------------
Total distributions to partners        $ (2,625,356)        $ (5,535,671)
-------------------------------------------------------------------------
Transactions in shares of
    partnership interest (Note2) --
    Proceeds from sales of shares      $  4,509,866         $  3,090,691
    Net asset value of shares
        issued to shareholders
        in payment of distributions
        declared                          1,378,695            2,960,279
    Cost of shares redeemed              (6,454,039)         (12,922,047)
-------------------------------------------------------------------------
Net decrease in net assets from
    transactions in shares of
    partnership interest (Note 2)      $   (565,478)        $ (6,871,077)
-------------------------------------------------------------------------

Net increase (decrease) in net
    assets                             $    955,885         $ (8,226,347)
-------------------------------------------------------------------------


Net Assets
-------------------------------------------------------------------------
At beginning of period                 $ 88,183,659         $ 96,410,006
-------------------------------------------------------------------------
At end of period                       $ 89,139,544         $ 88,183,659
-------------------------------------------------------------------------

Accumulated
distributions in excess of
net investment income
included in net assets
-------------------------------------------------------------------------
At end of period                       $   (109,802)        $    (78,153)
-------------------------------------------------------------------------


                       See notes to financial statements

Eaton Vance Municipal Bond Fund, L.P. as of June 30, 1997

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                        Six Months Ended                   Year Ended December 31,
                                                         June 30, 1997     -------------------------------------------------------
                                                          (Unaudited)       1996      1995       1994        1993        1992
----------------------------------------------------------------------------------------------------------------------------------
Net asset value - beginning of period                       $10.070       $10.210    $ 9.260    $10.630     $  9.950    $  9.750
----------------------------------------------------------------------------------------------------------------------------------


Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                       $ 0.296        $0.605    $ 0.604    $ 0.611     $  0.614    $  0.639
Net realized and unrealized gain (loss) on investments        0.184        (0.143)     0.962     (1.369)       0.692       0.195
----------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                         $ 0.480        $0.462    $ 1.566    $(0.758)    $  1.306    $  0.834
----------------------------------------------------------------------------------------------------------------------------------


Less distributions
----------------------------------------------------------------------------------------------------------------------------------
From net investment income                                  $(0.296)      $(0.594)   $(0.604)   $(0.611)    $ (0.619)   $ (0.634)
In excess of net investment income                           (0.004)       (0.008)    (0.012)    (0.001)      (0.007)         --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         $(0.300)      $(0.602)   $(0.616)   $(0.612)    $ (0.626)   $ (0.634)
----------------------------------------------------------------------------------------------------------------------------------


Net asset value - end of period                             $10.250       $10.070    $10.210    $ 9.260     $ 10.630    $  9.950
----------------------------------------------------------------------------------------------------------------------------------


Total Return/(1)/                                              4.89%         4.78%     17.40%     (7.27)%      13.52%       8.91%
----------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                     $89,140       $88,184    $96,410    $90,802     $114,425    $103,208
Ratio of net expenses to average daily net assets /(2)/        0.83%+        0.78%      0.76%      0.80%        0.72%       0.74%
Ratio of net expenses to average daily net assets after
    custodian fee reduction                                    0.79%+        0.74%        --         --           --          --
Ratio of net investment income to average daily                5.97%+        6.12%      6.16%      6.26%        5.91%       6.50%
    net assets
Portfolio Turnover                                               13%           30%        58%        58%          86%         60%
----------------------------------------------------------------------------------------------------------------------------------

+   Annualized.

/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.

/(2)/ The expense ratios for the year ended December 31, 1995 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the periods ended on or before December 31, 1994 have not been adjusted to reflect this change.


                       See notes to financial statements

Eaton Vance Municipal Bond Fund, L.P. as of June 30, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies
   -----------------------------------------------------------------------------
   The Fund is a limited partnership formed under the laws of the State of California, and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Under the Partnership Agreement, all partnership interests, whether of a limited partner or a general partner, are represented by shares of the same class. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest available bid and asked prices. Futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures are normally valued at the mean between the latest bid and asked prices. Investments, if any for which there are no such valuations are valued at fair value using methods determined in good faith by or at the direction of the Director General Partners. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value.

   B Income -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes.

   C Income Taxes -- Interest income received by the Fund on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Fund's partners. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for shareholders. No provision is made by the Fund for federal or state taxes on any taxable income of the partnership because each partner is individually responsible for the payment of any taxes on his share of such taxable income.

   D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Fund is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Fund. The Fund's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E Other -- Investment transactions are accounted for on a trade date basis. Distributions to partners and shares of partnership interest issued in payment thereof are recorded on the ex-date.

   F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

   G Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those amounts.

   H Put Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will

Eaton Vance Municipal Bond Fund, L.P. as of June 30, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


   realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Fund exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

   I When-issued and Delayed Delivery
   Transactions -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

   J Interim Financial Information -- The interim financial statements relating to June 30, 1997 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.


2  Shares of Partnership Interest
   ----------------------------------------------------------------------------
   Transactions in shares of partnership interest were as follows:

                                         Six Months Ended June 30, 1997
                                         (Unaudited)
     -------------------------------------------------------------------------
                                     General Partners    Limited Partners
     Sales                                         --             451,332

     Issued to partners electing
      to receive payment of
      distributions in shares                   4,152             134,069

     Redemptions                                   --            (647,620)
     -------------------------------------------------------------------------
     Net increase (decrease)                    4,152             (62,219)
     -------------------------------------------------------------------------

                                         Year Ended December 31, 1996
     -------------------------------------------------------------------------
                                     General Partners    Limited Partners
     Sales                                         --             310,886

     Issued to partners electing
      to receive payment of
      distributions in shares                   8,002             290,439

     Redemptions                                   --          (1,301,059)
     -------------------------------------------------------------------------
     Net increase (decrease)                    8,002            (699,734)
     -------------------------------------------------------------------------

3  Purchases and Sales of Investments
   -----------------------------------------------------------------------------
   The Fund invests primarily in debt securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or municipality. Purchases and sales of investments, other than short-term obligations and put option transactions, aggregated $11,179,379 and $15,627,702, respectively.

4  Investment Adviser Fee and Other Transactions
   with Affiliates
   -----------------------------------------------------------------------------
   The investment management fee, computed at the monthly rate of 0.025% (0.300% per annum) of average daily net assets and 3.00% of gross income (excluding net realized gains on sales of securities) up to $500 million and at reduced rates as daily net assets exceed that level, was earned by Eaton Vance Management (EVM), the Adviser General Partner, as compensation for management and investment advisory services rendered to the Fund. For the six-months ended June 30, 1997, the fee was equivalent to 0.50% (annualized) of the Fund's average net assets for such period and amounted to $217,940. Except as to Director General Partners who are not members of EVM's organization, officers and Director General Partners receive remuneration for their services to the Fund out of such investment management fee. Eaton Vance Distributors, Inc., a subsidiary of EVM and the Fund's principal underwriter, received $36 as its portion of the sales charge on sales of partnership interest in the Fund. Certain of the Director General Partners of the Fund are directors/trustees and/or officers of the above organizations. Director General Partners of the Fund that are not affiliated with the Investment Advisor may elect to defer receipt of all or a

Eaton Vance Municipal Bond Fund, L.P. as of June 30, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


   percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 1997, no significant amounts have been deferred.

5  Line of Credit
   -----------------------------------------------------------------------------
   The Fund participates with other portfolios and funds managed by EVM and affiliates in a committed $120 million unsecured line of credit with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at the bank's base rate or at an amount above either the bank's adjusted certificate of deposit rate, a Eurodollar rate, or a federal funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating funds and portfolios at the end of each quarter. The Fund did not have any significant borrowing or allocated fees during the six months ended June 30, 1997.

6  Federal Income Tax Basis of Investments
   -----------------------------------------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investments owned at June 30, 1997, as computed on a federal income tax basis, were as follows:

      Aggregate cost                       $ 78,328,476
      ---------------------------------------------------
      Gross unrealized appreciation        $  8,284,999
      Gross unrealized depreciation               8,730
      ---------------------------------------------------
      Net unrealized appreciation          $  8,276,269
      ---------------------------------------------------

7  Distributions
   -----------------------------------------------------------------------------
   On July 1, 1997, the Director General Partner declared a distribution of $0.050 per share payable July 15, 1997, to partners of record on July 1, 1997.

8  Financial Instruments
   -----------------------------------------------------------------------------
   The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 1997 is as follows:



      Futures                                                  Net Unrealized
      Contracts                                                Appreciation
      Expiration Date   Contracts                   Position   (Depreciation)
      -----------------------------------------------------------------------
      9/97              53  U.S. Treasury Bonds     Short      $   (55,000)
      -----------------------------------------------------------------------

Eaton Vance Municipal Bond Fund, L.P.  as of June 30, 1997

INVESTMENT MANAGEMENT

Eaton Vance Municipal Bond Fund, L.P.


Director General Partners

Landon T. Clay
Chairman, Eaton Vance
Management

Donald R. Dwight
President, Dwight
Partners, Inc.
Chairman, Newspapers of
New England, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor
of Investment Banking,
Harvard University
Graduate School of
Business Administration

Norton H. Reamer
President and Director,
United Asset Management
Corporation

John L. Thorndike
Formerly Director, Fiduciary
Company Incorporated

Jack L. Treynor
Investment Adviser and
Consultant


Officers
Landon T. Clay
Chairman, Eaton Vance Management

John L. Thorndike
Formerly Director, Fiduciary
Company Incorporated

Thomas J. Fetter
President and Portfolio Manager

James L. O'Conner
Treasurer

Alan R. Dynner
Secretary

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


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


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

Investment Advisor
Eaton Vance Management
24 Federal Street
Boston, MA 02110


Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260


Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116


Transfer Agent
First Data Investor Services Group
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123


Independent Auditors
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110







Eaton Vance
Municipal Bond Fund L.P.
24 Federal Street
Boston, MA 02110


--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

                                                                    T-MBSRC-8/97